FFTW FUNDS, INC.
                        PROSPECTUS DATED APRIL 30, 2001
                         SUPPLEMENT DATED APRIL 9, 2002


EFFECTIVE APRIL 9, 2002, THE FOLLOWING INFORMATION REPLACES THE BIOGRAPHICAL INFORMATION FOR STEPHEN CHANG AND SCOTT C. SHEELER FOUND UNDER THE SECTION ENTITLED PORTFOLIO MANAGERS ON PAGE 24 OF THE PROSPECTUS:

STEPHEN CHANG,  CFA,  PORTFOLIO  MANAGER.  Mr. Chang shares  responsibility  for themanagement of the Worldwide, Worldwide Core, International and Inflation-Indexed Hedged Portfolios. He joined FFTW in 1997, with his initial focus on developing index portfolio replication techniques, as well as enhancing performance attribution capabilities and Value-at-Risk analytics for various fund products. Since 1999, he has been the market specialist analyzing the development of the peripheral markets in the US Bloc which are comprised of Canada, Australia, New Zealand, and Latin American countries in the emerging market sector. Mr. Chang holds a B.Sc. in Computer Science from Cornell University and a M.Sc. in Management Science from Stanford University. He is a CFA Charterholder.

SCOTT C. SHEELER, PORTFOLIO MANAGER. Mr. Sheeler shares responsibility for the management of the U.S. Short-Term and Limited Duration Portfolios. He joined FFTW in 1996. Currently, he manages domestic asset-backed securities and is also responsible for short duration portfolios. Mr. Sheeler holds a B.S. in finance from Rochester Institute of Technology.

Effective March 1, 2002, the FFTW Emerging Markets Fund may invest up to 10% of its Net Asset Value either in bonds that are rated below Caa3, CCC-, or the equivalent, by a Nationally Recognized Statistical Rating Organization ("NRSRO") or unrated bonds that are deemed by the Adviser/Subadviser of the Fund to be of comparable quality to such rated bonds.

EFFECTIVE MARCH 1, 2002, THE FOLLOWING INFORMATION REPLACES ITEMS 1 AND 2 FOR THE EMERGING MARKETS PORTFOLIO FOUND UNDER PRICING OF PORTFOLIO SHARES ON PAGE 29 OF THE PROSPECTUS:

PRICING OF PORTFOLIO SHARES

1. For all Portfolios other than Mortgage-Backed and Global Tactical Exposure, net asset value is calculated by the Portfolios' Accounting Agent as of 4:00 p.m. ET on each Business Day.

2. The Mortgage-Backed and Global Tactical Exposure Portfolios' net asset values are calculated by the Portfolios' Accounting Agent as of 4:00 p.m. ET on the last Business Day of each month, on any other Business Days on which a purchase order, or a redemption order becomes effective.

At a Board meeting held on February 26, 2002, the Board of Directors of FFTW Funds, Inc. voted to liquidate the FFTW Global Tactical Exposure Portfolio. Effective February 28, 2002, shares of the Global Tactical Exposure Portfolio are no longer available for sale.

EFFECTIVE JANUARY 2, 2002, THE FOLLOWING INFORMATION REPLACES THE PRINCIPAL INVESTMENT STRATEGIES AND DURATION FOR THE INTERNATIONAL PORTFOLIO FOUND IN THE RISK/RETURN SUMMARY CHART ON PAGE 9 OF THE PROSPECTUS:

PRINCIPAL     The Portfolio invests primarily in high quality (rating of AA or
INVESTMENT    higher by S&P, Aa by Moody's or a comparable rating from  another
STRATEGIES:   nationally  recognized   statistical rating  organization)  debt
              securities  traded on   foreign  bond markets and   denominated in
              foreign currencies. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by
              the  Portfolio Manager for   the Portfolio is the Lehman  Brothers
              Global   Aggregate  Index (ex-USD). (The  Lehman Brothers  Global
              Aggregate Index (ex-USD) provides a  broad-based  measure  of  the international  investment-grade  bond market. The Lehman  Brothers
              Global  Aggregate  Index  (ex-USD)  combines non-U.S. dollar-
              denominated  versions of the Pan-European Index  and the Japanese,
              Canadian, Australian  and  New Zealand components  of   the Global
              Treasury Index. The Lehman Brothers Global Aggregate Index(ex-USD) is not available for investment and, unlike the Portfolio, does not incur expenses).

DURATION:     The Portfolio's average U.S.  dollar-weighted  duration generally will not differ from the average  duration of the Lehman  Brothers
              Global Aggregate Index (ex-USD) by more than one year. As of December 31, 2000, the duration of the Lehman Brothers Global
              Aggregate Index (ex-USD) was 5.29 years.

EFFECTIVE JANUARY 2, 2002, THE FOLLOWING INFORMATION REPLACES THE AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 FOR THE INTERNATIONAL PORTFOLIO FOUND ON PAGE 19 OF THE PROSPECTUS:
_______________________________________________________________________
AVERAGE ANNUAL TOTAL RETURNS    PAST      PAST     PAST       SINCE
(FOR THE PERIODS ENDING         1 YEAR    5 YEARS  10 YEARS   INCEPTION
DECEMBER 31, 2000)                                            (5/9/96)
_______________________________________________________________________

International Portfolio         -0.98%      N/A       N/A       3.35%
_______________________________________________________________________
JP Morgan Global Government
Bond Index (Non-U.S. Unhedged)  -2.48%      N/A       N/A       2.36%
_______________________________________________________________________
Lehman Brothers Global Aggregate
Index (ex-USD)*                 -3.91%      N/A       N/A       1.69%
_______________________________________________________________________
* Effective January 2, 2002, the International Portfolio changed its performance benchmark index from the JP Morgan Global Government Bond Index (Non-U.S. Unhedged) to the Lehman Brothers Global Aggregate Index (ex-USD) because the new index better reflects the investment strategy of the Portfolio.

EFFECTIVE JANUARY 2, 2002, THE FOLLOWING INFORMATION REPLACES THE PRINCIPAL INVESTMENT STRATEGIES AND DURATION FOR THE EMERGING MARKETS PORTFOLIO FOUND IN THE RISK/RETURN SUMMARY CHART ON PAGE 10 OF THE PROSPECTUS:

PRINCIPAL The Portfolio invests primarily in debt securities issued or INVESTMENT guaranteed by foreign governments of emerging or developing market
STRATEGIES:   countries   denominated   primarily   in   foreign   currencies.
              The  Adviser/Sub-Adviser  allocates   the Portfolio's  investment
              assets among various emerging markets countries (and  currencies).
              Such allocations are not expected to be comparable to, nor as
              diverse  as the   allocations  accorded to such   markets  (and
              currencies) by the major bond market  indices. Portfolio  managers will screen out credit or default risks and  highlight potentially risky  emerging  market  currencies  by  employing  a  fundamental economic analysis and internally developed models. The performance
              objective  of the   Portfolio is to outperform an index  which the
              Portfolio  Manager believes is an appropriate  benchmark for the
              Portfolio.  The  current  index used by the  Portfolio  Manager is the JP Morgan Emerging Markets Bond Index Global Constrained. (The
              JP  Morgan Emerging  Markets Bond  Index  Global  Constrained  is
              comprised  of the  same emerging  markets countries and underlying securities that make up the JP Morgan Emerging Markets Bond  Index
              Global.  However,   the  weights  of  the  larger   countries  are
              "constrained" by a system of progressively discounting ever-larger tranches of a particular  countries'  debt. The JP Morgan Emerging
              Markets   Bond Index  Global  Constrained  is not  available  for
              investment and, unlike the Portfolio,  does not incur expenses).

DURATION:     The Portfolio's average U.S.  dollar-weighted  duration generally
              will  not  differ from the average duration  of the JP   Morgan
              Emerging  Markets  Bond Index Global  Constrained by more than one
              year.  As of   December 31, 2000,  the duration of the JP  Morgan
              Emerging  Markets Bond Index Global  Constrained  was 4.83  years.

EFFECTIVE   JANUARY  2,  2002,  THE  FOLLOWING   INFORMATION   REPLACES  SIMILAR
INFORMATION FOR THE EMERGING MARKETS PORTFOLIO FOUND IN THE AVERAGE ANNUAL TOTAL RETURN CHART FOR THE PERIODS ENDED DECEMBER 31, 2000 ON PAGE 19 OF THE
PROSPECTUS:
______________________________________________________________________
AVERAGE ANNUAL TOTAL RETURNS    PAST      PAST     PAST       SINCE
(FOR THE PERIODS ENDING         1 YEAR    5 YEARS  10 YEARS   INCEPTION
DECEMBER 31, 2000)                                            (8/12/97)
_______________________________________________________________________

Emerging Markets Portfolio      11.41%     N/A      N/A        2.87%
_______________________________________________________________________
JP Morgan Emerging Markets Bond
Index Global Constrained*       12.68%     N/A      N/A        5.75%
_______________________________________________________________________
JP Morgan Emerging
Local Markets Index Plus        2.00%      N/A      N/A        6.75%
_______________________________________________________________________
JP Morgan Emerging
Markets Bond Index Plus         15.66%     N/A      N/A        10.58%
_______________________________________________________________________
Constructed Benchmark
(Consisting of 60% JP Morgan
Emerging Local Markets Index
Plus and 40% JP Morgan Emerging
Markets  Bond Index  Plus)      7.46%      N/A      N/A        6.54%
_______________________________________________________________________
JP Morgan Emerging Markets
Index Global                    14.41%     N/A      N/A        6.75%
_______________________________________________________________________
* Effective January 2, 2002, the Emerging Markets Portfolio changed its performance benchmark index from the JP Morgan Emerging Markets Bond Index Global to the JP Morgan Emerging Markets Bond Index Global Constrained because the new index better reflects the investment strategy of the Portfolio.

THE FOLLOWING INFORMATION REPLACES THE SECOND PARAGRAPH FOUND UNDER THE SECTION ENTITLED DIVIDENDS ON PAGE 30 OF THE PROSPECTUS:

As of December 3, 2001, net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, other than the U.S. Short-Term Portfolio, will be declared as dividends payable to the respective shareholders of record as of the second to last Business Day of each month. The net investment income of the U.S. Short-Term Portfolio will be declared as a dividend payable daily to the respective shareholders of record as of the close of each Business Day. Additionally, each Portfolio, at its discretion, may declare special dividends or distributions to comply with all Federal Tax Regulations.

THE FOLLOWING INFORMATION REPLACES INFORMATION ON THE FUND'S DISTRIBUTOR FOUND IN THE PROSPECTUS:

Effective October 1, 2001, Quasar Distributors, LLC ("Quasar") replaced First Fund Distributors, Inc. ("First Fund") as the Fund's distributor. The terms of the Distribution Agreement dated October 1, 2001 among the Fund, Investors Bank & Trust Company ("Investors Bank") and Quasar are identical to the terms of the Distribution Agreement dated January 1, 2000 among the Fund, Investors Bank and First Fund. All references to First Fund should now be read as Quasar.